Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during 2020, the Company charged its equity-method investees $25,829 (2019 - $16,248). Additionally, one of the equity-method investees provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. During the year, the development fees charged to the Company were $26,015 (2019 - $3,924).
In 2020, the Company issued a promissory note of $30,493 payable to Altavista, an equity investee of the Company (note 12(j)).
On December 30, 2019, the Company and a third party each contributed C$1,500 to the capital of a new joint venture, created for the purpose of investing in infrastructure opportunities. The Company sold its investment in Abengoa Water USA, LLC to the joint venture in exchange for a note receivable of $30,293 (note 8(d)). No gain or loss was recognized on the sale. In 2019, AQN recorded interest income of $6,007, and a fair value loss of $6,007 on its investment in the joint venture. On July 2, 2020, AQN acquired the third-party developer's 50% interest in the joint venture for C$1,581.
During 2019, the Company sold the Sugar Creek Wind Project to AAGES Sugar Creek in exchange for a note receivable of $21,107, subject to certain adjustments. No gain was recorded on deconsolidation of the Sugar Creek net assets. However, an amount of $15,765, or $11,412, net of tax, was reclassified from AOCI into earnings as a result of the discontinuation of hedge accounting on energy derivatives put in place early in the development of Sugar Creek. The novation and transfer of the derivative contract was subject to counterparty approval, which was received in the first quarter of 2020. Upon approval, the contract was transferred to AAGES Sugar Creek in exchange for a note receivable of $15,765 (note 24(b)(ii)).
During 2019, the Company entered into an enhanced cooperation agreement with Atlantica to, among other things, provide a framework for evaluating mutually advantageous transactions. For a period of one year from the date of the agreement, Atlantica had an exclusive right of first offer for interests in certain Renewable Energy assets. The right expired in 2020.
(b)Redeemable non-controlling interest held by related party
On November 28, 2018, AAGES B.V., an equity investee of the Company, obtained a three-year secured credit facility in the amount of $306,500 and subscribed to a $305,000 preference share ownership interest in AY Holdings. The AAGES B.V. secured credit facility is collateralized through a pledge of Atlantica shares held by AY Holdings. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica stock to eliminate the collateral shortfall. The AAGES B.V. secured credit facility is repayable on demand if Atlantica ceases to be a public company. AQN reflects the preference share ownership issued by AY Holdings as redeemable non-controlling interest held by related party. Redemption is not considered probable as at December 31, 2020. During the year ended December 31, 2020, the Company incurred non-controlling interest attributable to AAGES B.V. of $12,651 (2019 - $16,482) and recorded distributions of $12,198 (2019 - $18,241) (note 17).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents an interest in AIP, a consolidated subsidiary of the Company, acquired by AYES Canada in May 2019 for $96,752 (C$130,103) (note 8(c)). During the year ended December 31, 2020, the Company recorded distributions to AYES of $16,064 (2019 - $26,465).
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.